COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Payment received from OCS		$ 118	$ 32
Royalty expense	$ 42	83	$ 123
Remaining contingent obligations	1,916
Accrued royalties to a third party	55
Performance guarantees	5,744
Long-term Purchase Commitment [Line Items]
Restricted deposits	786	$ 2,844
Short-term Debt [Member]
Long-term Purchase Commitment [Line Items]
Restricted deposits	$ 2,571
Restricted deposits, average interest rate	0.16%